Analysis of income, expenses and impairment losses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income, expenses and impairment losses
Loans to customers - amortised cost	£ 4,433	£ 4,698
Loans to banks - amortised cost	217	189
Other financial assets	132	303
Interest receivable	4,782	5,190
Deposists by banks	99	89
Customer deposits	319	432
Other financial liabilities	314	481
Subordinated liabilities	130	218
Internal funding of trading businesses	4	118
Interest payable	866	1,338
Net interest income	3,916	3,852
Net fees and commissions	1,027	1,038
Income from trading activities
Foreign exchange	183	344
Interest rate	(6)	472
Credit	54	(68)
Own credit adjustments		53
Equity, commodities and other		1
Income from trading activities	231	802
Loss on redemption of own debt	(138)
Operating lease and other rental income	108	119
Changes in fair value of financial assets or liabilities designated at fair value through profit or loss	(4)	(21)
Changes in fair value of other financial assets fair value through profit or loss		(10)
Hedge ineffectiveness	13	(10)
Loss on disposal of amortised assets	(6)	(16)
Profit on disposal of fair value through other comprehensive income assets	24	108
Profit on sale of property, plant and equipment	6	11
Share of profit of associated entities	129	12
Profit/(loss) on disposal of subsidiaries and associates	1	(99)
Other income	12	52
Other operating income	145	146
Total non-interest income	1,403	1,986
Total income	5,319	5,838
Operating expenses
Salaries	1,192	1,290
Bonus awards	142	179
Temporary and contract costs	114	148
Social security costs	152	153
Pension costs	177	164
- defined benefit schemes	110	101
- defined contribution schemes	67	63
Other	125	21
Staff costs	1,902	1,955
Premises and equipment	502	651
Depreciation and amortisation	414	448
Other administrative expenses	703	696
Administrative expenses	1,619	1,795
Operating expenses	3,521	3,750
Impairment releases/(losses)	£ 707	£ (2,858)
Impairments as a % of gross loans to customers	0.38%	1.59%
Cost related to reduction in property portfolio included in premises and equipment	£ 20	£ 102
Accelerated depreciation	12	40
Charge relating to reduction in property portfolio, included in depreciation and amortization	23	43
Freehold
Operating expenses
Cost related to reduction in property portfolio included in premises and equipment	1
Charge relating to reduction in property portfolio, included in depreciation and amortization	4
Leasehold
Operating expenses
Cost related to reduction in property portfolio included in premises and equipment	19	102
Charge relating to reduction in property portfolio, included in depreciation and amortization	£ 19	£ 43